united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-23066

Northern Lights Fund Trust IV

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, OH 45246

(Address of principal executive offices) (Zip code)

Wendy Wang, Gemini Fund Services, LLC.

4221 North 203rd Street, Suite 100, Elkhorn, NE 68022

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2612

Date of fiscal year end: 8/31

Date of reporting period: 2/29/24

Item	1. Reports to Stockholders.

Anchor Risk Managed Income Strategies Fund
(formerly Anchor Risk Managed Credit Strategies Fund)

Advisor Class (ATCAX)

Institutional Class (ATCSX)

Anchor Risk Managed Equity Strategies Fund

Advisor Class (ATEAX)

Institutional Class (ATESX)

Anchor Risk Managed Global Strategies Fund

Advisor Class (ATAGX)

Institutional Class (ATGSX)

Semi-Annual Report

February 29, 2024

1-844-594-1226

https://anchor-capital.com/funds/

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of the Anchor Funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC.

Member FINRA

Anchor Risk Managed Income Strategies Fund
Portfolio Review (Unaudited)

February 29, 2024

The Fund’s performance figures for the periods ended February 29, 2024, compared to its benchmarks:

			Annualized
	Six Months	One Year	Five Years	Since Inception 9/29/2015*	Since Inception 9/11/2020**
Anchor Risk Managed Income Strategies Fund - Institutional Class	7.57%	0.67%	1.86%	1.21%	N/A
Anchor Risk Managed Income Strategies Fund - Advisor Class	7.80%	1.00%	N/A	N/A	(0.41)%
S&P 500 Value Index***	11.99%	21.68%	12.49%	12.32%	16.61%
HFRX Absolute Return Index****	3.34%	4.26%	2.61%	2.15%	2.80%

*	The Institutional Class commenced operations on September 29, 2015.

**	The Advisor Class commenced operations on September 11, 2020.

***	The S&P 500 Value Index represents the value companies of the S&P 500 Index, a widely recognized benchmark of U.S. stock market performance that is dominated by the stocks of large U.S. companies. Investors cannot invest directly in an index, and unlike the Fund, returns do not reflect any fees, expenses or sales charges.

****	The HFRX Absolute Return Index is designed to be representative of the overall composition of the Hedge Fund Universe. It is comprised of all eligible hedge fund strategies including, but not limited to, convertible arbitrage, distressed securities, equity hedge, equity market neutral, event driven, macro, merger arbitrage, and relative value arbitrage. As a component of the optimization process, the index selects constituents which characteristically exhibit lower volatilities and lower correlations to standard directional benchmarks of equity market and hedge fund industry performance. Hedge Fund Research, Inc. (HFR) utilizes a UCITSIII compliant methodology to construct the HFRX Hedge Fund Indices. The methodology is based on defined and predetermined rules and objective criteria to select and rebalance components to maximize representation of the Hedge Fund Universe. HFRX Indices utilize state-of-the-art quantitative techniques and analysis, multi-level screening, cluster analysis, Monte-Carlo simulations and optimization techniques to ensure that each index is a pure representation of its corresponding investment focus. Investors cannot invest directly in an index, and unlike the Fund, returns do not reflect any fees, expenses or sales charges.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. The returns shown do not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of Fund shares. The adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund through December 31, 2024 excluding (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions; (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, and contractual indemnification of Fund service providers (other than the adviser)) to 2.25% of the Institutional Class’s average daily net assets of the Fund and 2.00% of the Advisor Class’s average daily net assets of the Fund. For performance information current to the most recent month-end, please call 1-844-594-1226.

Per the fee table in the Fund’s Prospectus dated December 29, 2023, the Fund’s Total Annual Operating Expense Ratio before fee waiver and/or expense reimbursement is 3.65% for Institutional Class and 3.44% for Advisor Class, respectively. Updated information regarding the Fund’s expense ratio is available in the Financial Highlights.

PORTFOLIO COMPOSITION (Unaudited)

% of Net Assets
Closed-End Funds	4.5%
Exchange-Traded Funds	78.2%
Money Market Fund	7.9%
Cash & Other Assets Less Liabilities	9.4%
Total	100.0%

Please refer to the Schedule of Investments in this report for a detailed listing of the Fund’s holdings.

Anchor Risk Managed Equity Strategies Fund
Portfolio Review (Unaudited)

February 29, 2024

The Fund’s performance figures for the periods ended February 29, 2024, compared to its benchmark:

			Annualized
	Six Months	One Year	Five Years	Since Inception 9/6/2016 *	Since Inception 4/30/2020 **
Anchor Risk Managed Equity Strategies Fund - Institutional Class	6.58%	12.50%	9.78%	9.71%	N/A
Anchor Risk Managed Equity Strategies Fund - Advisor Class	6.70%	12.74%	N/A	N/A	9.50%
S&P 500 Total Return Index***	13.93%	30.45%	14.76%	14.01%	17.59%

*	The Institutional Class commenced operations on September 6, 2016.

**	The Advisor Class commenced operations on April 30, 2020.

***	The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index or benchmark.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. The returns shown do not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of Fund shares. The adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund through December 31, 2024 excluding (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions; (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, and contractual indemnification of Fund service providers (other than the adviser)) to 2.25% of the Institutional Class’s average daily net assets of the Fund and 2.00% of the Advisor Class’s average daily net assets of the Fund. For performance information current to the most recent month-end, please call 1-844-594-1226.

Per the fee table in the Fund’s Prospectus dated December 29, 2023, the Fund’s Total Annual Operating Expense Ratio is 2.27% for Institutional Class and 2.01% for Advisor Class, respectively. Updated information regarding the Fund’s expense ratio is available in the Financial Highlights.

PORTFOLIO COMPOSITION (Unaudited)

% of Net Assets
Exchange-Traded Funds	87.8%
Money Market Fund	1.7%
Cash & Other Assets Less Liabilities	10.5%
Total	100.0%

Please refer to the Schedule of Investments in this report for a detailed listing of the Fund’s holdings.

Anchor Risk Managed Global Strategies Fund
Portfolio Review (Unaudited)
February 29, 2024

The Fund’s performance figures for the periods ended February 29, 2024, compared to its benchmark:

			Annualized
	Six Months	One Year	Five Years	Since Inception 1/15/2019 *	Since Inception 7/15/2020 **
Anchor Risk Managed Global Strategies Fund - Institutional Class	5.66%	4.80%	5.03%	5.34%	N/A
Anchor Risk Managed Global Strategies Fund - Advisor Class	5.67%	4.95%	N/A	N/A	2.90%
MSCI All Country World Index ***	11.66%	23.15%	10.51%	11.56%	11.16%

*	The Institutional Class commenced operations on January 15, 2019.

**	The Advisor Class commenced operations on July 15, 2020.

***	The MSCI All Country World Index is composed of large and mid-capitalization developed and emerging market equities. Investors cannot invest directly in an index or benchmark.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. The returns shown do not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of Fund shares. The adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund through December 31, 2024 excluding (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions; (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, and contractual indemnification of Fund service providers (other than the adviser)) to 2.25% of the Institutional Class’s average daily net assets of the Fund and 2.00% of the Advisor Class’s average daily net assets of the Fund. For performance information current to the most recent month-end, please call 1-844-594-1226.

Per the fee table in the Fund’s Prospectus dated December 29, 2023, the Fund’s Total Annual Operating Expense Ratio before fee waiver and/or expense reimbursement is 2.54% for Institutional Class and 2.21% for Advisor Class, respectively. Updated information regarding the Fund’s expense ratio is available in the Financial Highlights.

PORTFOLIO COMPOSITION (Unaudited)

% of Net Assets
Exchange-Traded Fund	64.1%
Cash & Other Assets Less Liabilities	35.9%
Total	100.0%

Please refer to the Schedule of Investments in this report for a detailed listing of the Fund’s holdings.

ANCHOR RISK MANAGED INCOME STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
February 29, 2024

Shares		Fair Value
	CLOSED END FUNDS — 4.5%
	EQUITY - 4.5%
18,000	Blackrock Science & Technology Trust	$662,220

	TOTAL CLOSED END FUNDS (Cost $615,519)	662,220

	EXCHANGE-TRADED FUNDS — 78.2%
	EQUITY - 65.5%
100,000	Defiance Nasdaq 100 Enhanced Options Income ETF	1,735,000
100,000	Defiance S&P 500 Enhanced Options Income ETF	1,796,000
70,000	Global X Nasdaq 100 Covered Call ETF	1,250,200
40,000	JPMorgan Equity Premium Income ETF	2,278,800
37,000	JPMorgan Nasdaq Equity Premium Income ETF	1,971,730
28,000	Nationwide Nasdaq-100 Risk-Managed Income ETF	652,400
		9,684,130
	FIXED INCOME - 8.7%
40,000	iShares Preferred and Income Securities ETF	1,287,200

	MIXED ALLOCATION - 4.0%
50,000	Amplify High Income ETF	591,500

	TOTAL EXCHANGE-TRADED FUNDS (Cost $11,321,491)	11,562,830

	SHORT-TERM INVESTMENTS — 7.9%
	MONEY MARKET FUND - 7.9%
1,160,968	First American Government Obligations Fund, Class X, 5.20% (Cost $1,160,968) (a)	1,160,968

	TOTAL INVESTMENTS - 90.6% (Cost $13,097,978)	$13,386,018
	OTHER ASSETS IN EXCESS OF LIABILITIES - 9.4%	1,388,566
	NET ASSETS - 100.0%	$14,774,584

See accompanying notes to financial statements.

ANCHOR RISK MANAGED INCOME STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2024

OPEN FUTURES CONTRACTS
Number of
Contracts	Open Long Futures Contracts	Expiration	Notional Amount	Unrealized Appreciation
10	CME E-Mini Standard & Poor’s 500 Index Futures	03/15/2024	$2,551,875	$147,915
	TOTAL FUTURES CONTRACTS

ETF	- Exchange-Traded Fund

(a)	Rate disclosed is the seven-day effective yield as of February 29, 2024.

See accompanying notes to financial statements.

ANCHOR RISK MANAGED EQUITY STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
February 29, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 87.8%
	EQUITY - 87.8%
391,775	Invesco QQQ Trust Series 1(a)	$171,989,225
100,000	iShares Core S&P 500 ETF	51,045,000
100,000	SPDR S&P 500 ETF Trust	50,808,000
		273,842,225

	TOTAL EXCHANGE-TRADED FUNDS (Cost $144,751,632)	273,842,225

	SHORT-TERM INVESTMENTS — 1.7%
	MONEY MARKET FUND - 1.7%
5,422,140	First American Government Obligations Fund, Class X, 5.20% (Cost $5,422,140)(b)	5,422,140

	TOTAL INVESTMENTS - 89.5% (Cost $150,173,772)	$279,264,365
	OTHER ASSETS IN EXCESS OF LIABILITIES - 10.5%	32,544,144
	NET ASSETS - 100.0%	$311,808,509

OPEN FUTURES CONTRACTS
Number of
Contracts	Open Long Futures Contracts	Expiration	Notional Amount	Unrealized Depreciation
50	CME E-Mini NASDAQ 100 Index Futures	03/15/2024	$18,082,750	$(15,045)
	TOTAL FUTURES CONTRACTS

ETF	- Exchange-Traded Fund

SPDR	- Standard & Poor’s Depositary Receipt

(a)	See footnote 9.

(b)	Rate disclosed is the seven-day effective yield as of February 29, 2024.

See accompanying notes to financial statements.

ANCHOR RISK MANAGED GLOBAL STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
February 29, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUND — 64.1%
	EQUITY - 64.1%
200,000	iShares MSCI EAFE ETF(a)	$15,450,000

	TOTAL EXCHANGE-TRADED FUND (Cost $13,830,400)	15,450,000

	TOTAL INVESTMENTS - 64.1% (Cost $13,830,400)	$15,450,000
	OTHER ASSETS IN EXCESS OF LIABILITIES - 35.9%	8,666,651
	NET ASSETS - 100.0%	$24,116,651

OPEN FUTURES CONTRACTS
Number of
Contracts	Open Long Futures Contracts	Expiration	Notional Amount	Unrealized Appreciation
15	CME E-Mini NASDAQ 100 Index Futures	03/15/2024	$5,424,825	$6,107
20	CME E-Mini Standard & Poor’s 500 Index Futures	03/15/2024	5,103,750	335,956
	TOTAL FUTURES CONTRACTS			$342,063

OPEN FUTURES CONTRACTS
Number of
Contracts	Open Short Futures Contracts	Expiration	Notional Amount	Unrealized Appreciation
50	ICE US Mini MSCI EAFE Index Futures	03/15/2024	$5,719,750	$9,113
	TOTAL FUTURES CONTRACTS

EAFE	- Europe, Australasia and Far East

ETF	- Exchange-Traded Fund

MSCI	- Morgan Stanley Capital International

(a)	See footnote 9.

See accompanying notes to financial statements.

Anchor Funds
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
February 29, 2024

	Anchor Risk	Anchor Risk	Anchor Risk
	Managed Income	Managed Equity	Managed Global
	Strategies Fund	Strategies Fund	Strategies Fund
ASSETS
Investment securities:
At cost	$13,097,978	$150,173,772	$13,830,400
At value	$13,386,018	$279,264,365	$15,450,000
Cash	—	—	—
Deposits with brokers (Note 3):
Interactive Brokers LLC	555,311	33,369,371	6,522,827
Jefferies LLC - cash collateral	10	—	515
Securities collateral pledged at U.S. Bank for Jefferies LLC	949,886	—	2,154,672
Receivable for Fund shares sold	1,424	893,509	5,255
Variation margin on futures contracts	11,375	—	17,305
Dividends and interest receivable	6,210	46,491	853
Prepaid expenses	23,019	28,859	28,598
TOTAL ASSETS	14,933,253	313,602,595	24,180,025

LIABILITIES
Payable for Fund shares redeemed	130,038	119,554	3,903
Investment advisory fees payable	4,934	398,589	15,203
Payable to related parties	12,309	91,474	20,701
Distribution (12b-1) fees payable	2,128	17,047	3,511
Variation margin on futures contracts	—	1,096,985	—
Accrued expenses and other liabilities	9,260	70,437	20,056
TOTAL LIABILITIES	158,669	1,794,086	63,374
NET ASSETS	$14,774,584	$311,808,509	$24,116,651

Net Assets Consist Of:
Paid in capital	19,118,867	276,772,876	25,937,165
Accumulated income (deficits)	(4,344,283)	35,035,633	(1,820,514)
NET ASSETS	$14,774,584	$311,808,509	$24,116,651
Institutional Class
Net Assets	$11,957,759	$84,896,072	$17,803,650
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	1,283,902	5,945,109	1,695,902
Net asset value, offering and redemption price per share (Net assets/Shares of Beneficial Interest)	$9.31	$14.28	$10.50

Advisor Class
Net Assets	$2,816,825	$226,912,437	$6,313,001
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	301,569	15,787,444	599,324
Net asset value, offering and redemption price per share (Net assets/Shares of Beneficial Interest)	$9.34	$14.37	$10.53

See accompanying notes to financial statements.

Anchor Funds
STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months Ended February 29, 2024

	Anchor Risk	Anchor Risk	Anchor Risk
	Managed Income	Managed Equity	Managed Global
	Strategies Fund	Strategies Fund	Strategies Fund
INVESTMENT INCOME
Dividends	$468,243	$1,351,183	$186,144
Interest	163,183	2,314,938	266,354
TOTAL INVESTMENT INCOME	631,426	3,666,121	452,498

EXPENSES
Investment advisory fees	122,244	2,841,714	256,688
Distribution (12b-1) fees - Institutional Class	15,300	117,702	22,920
Administrative services fees	18,610	180,735	33,538
Registration fees	18,398	39,782	20,885
Accounting services fees	16,793	35,642	16,431
Transfer agent fees	12,347	35,135	12,502
Compliance officer fees	8,271	17,329	6,074
Audit fees	7,957	7,957	7,957
Legal fees	9,124	8,349	8,345
Third party administrative services fees	4,519	162,358	16,170
Trustees’ fees and expenses	5,938	7,767	6,120
Custodian fees	3,820	23,212	3,674
Insurance expense	1,146	4,558	1,606
Printing and postage expenses	2,799	30,825	3,859
Miscellaneous expense	1,668	1,744	1,751
TOTAL EXPENSES	248,934	3,514,809	418,520
Less: Fees waived by the adviser	(80,910)	—	(75,857)
NET EXPENSES	168,024	3,514,809	342,663
NET INVESTMENT INCOME	463,402	151,312	109,835

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from:
Investments	124,807	—	—
Futures contracts	104,152	(16,210,966)	(76,224)
Securities sold short	29,248	—	—
Net change in unrealized appreciation (depreciation) on:
Investments	252,415	35,451,192	1,144,000
Futures contracts	147,915	(369,585)	145,017
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	658,537	18,870,641	1,212,793

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,121,939	$19,021,953	$1,322,628

See accompanying notes to financial statements.

Anchor Funds
STATEMENTS OF CHANGES IN NET ASSETS

	Anchor Risk Managed		Anchor Risk Managed
	Income Strategies Fund		Equity Strategies Fund
	For the	For the	For the	For the
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	February 29, 2024	August 31, 2023	February 29, 2024	August 31, 2023
	(Unaudited)		(Unaudited)
FROM OPERATIONS:
Net investment income	$463,402	$325,548	$151,312	$3,382,144
Net realized gain (loss) from investments	258,207	(2,357,217)	(16,210,966)	(57,475,302)
Net change in unrealized appreciation on investments	400,330	372,385	35,081,607	39,773,463
Net increase (decrease) in net assets resulting from operations	1,121,939	(1,659,284)	19,021,953	(14,319,695)

DISTRIBUTIONS TO SHAREHOLDERS:
Institutional Class:
Distributable earnings	(365,130)	(216,462)	(776,523)	(7,955,601)
Return of capital	—	—	—	(1,940,480)
Advisor Class:
Distributable earnings	(94,464)	(77,105)	(2,272,731)	(26,077,051)
Return of capital	—	—	—	(4,673,686)
Net decrease in net assets from distributions to shareholders	(459,594)	(293,567)	(3,049,254)	(40,646,818)

FROM SHARES OF BENEFICIAL INTEREST:
Institutional Class:
Proceeds from shares sold	1,540,940	9,010,747	9,897,463	52,689,837
Reinvestment of dividends	364,899	215,645	771,758	9,626,248
Payments for shares redeemed	(3,613,784)	(22,396,964)	(53,361,391)	(88,123,289)
Advisor Class:
Proceeds from shares sold	20,000	589,194	57,821,323	278,653,097
Reinvestment of dividends	94,464	77,105	2,243,728	30,420,996
Payments for shares redeemed	(507,657)	(7,258,762)	(142,079,715)	(291,060,775)
Net decrease in net assets from shares of beneficial interest	(2,101,138)	(19,763,035)	(124,706,834)	(7,793,886)

TOTAL DECREASE IN NET ASSETS	(1,438,793)	(21,715,886)	(108,734,135)	(62,760,399)

NET ASSETS
Beginning of Period	16,213,377	37,929,263	420,542,644	483,303,043
End of Period	$14,774,584	$16,213,377	$311,808,509	$420,542,644

SHARE ACTIVITY
Institutional Class:
Shares sold	170,306	952,021	739,014	3,864,351
Shares reinvested	40,092	23,997	59,193	739,381
Shares redeemed	(399,310)	(2,355,178)	(3,985,834)	(6,436,646)
Net decrease in shares of beneficial interest outstanding	(188,912)	(1,379,160)	(3,187,627)	(1,832,914)

Advisor Class:
Shares sold	2,205	60,867	4,314,866	19,677,825
Shares reinvested	10,348	8,477	170,956	2,320,709
Shares redeemed	(54,924)	(775,800)	(10,560,906)	(21,679,034)
Net increase (decrease) in shares of beneficial interest outstanding	(42,371)	(706,456)	(6,075,084)	319,500

See accompanying notes to financial statements.

Anchor Funds
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Anchor Risk Managed
	Global Strategies Fund
	For the	For the
	Six Months Ended	Year Ended
	February 29, 2024	August 31, 2023
	(Unaudited)
FROM OPERATIONS:
Net investment income	$109,835	$803,664
Net realized loss from investments	(76,224)	(2,018,168)
Net change in unrealized appreciation on investments	1,289,017	1,358,556
Net increase in net assets resulting from operations	1,322,628	144,052

DISTRIBUTIONS TO SHAREHOLDERS:
Institutional Class:
Distributable earnings	(75,982)	(192,691)
Return of capital	—	(146,052)
Advisor Class:
Distributable earnings	(38,125)	(351,652)
Return of capital	—	(117,270)
Net decrease in net assets from distributions to shareholders	(114,107)	(807,665)

FROM SHARES OF BENEFICIAL INTEREST:
Institutional Class:
Proceeds from shares sold	1,457,543	10,662,155
Reinvestment of dividends	75,974	337,062
Payments for shares redeemed	(8,857,831)	(10,756,519)
Advisor Class:
Proceeds from shares sold	5,690,008	65,079,400
Reinvestment of dividends	38,085	465,689
Payments for shares redeemed	(19,279,339)	(52,732,589)
Net increase (decrease) in net assets from shares of beneficial interest	(20,875,560)	13,055,198

TOTAL INCREASE (DECREASE) IN NET ASSETS	(19,667,039)	12,391,585

NET ASSETS
Beginning of Period	43,783,690	31,392,105
End of Period	$24,116,651	$43,783,690

SHARE ACTIVITY
Institutional Class:
Shares sold	145,892	1,049,345
Shares reinvested	7,270	33,643
Shares redeemed	(891,586)	(1,056,360)
Net increase (decrease) in shares of beneficial interest outstanding	$(738,424)	26,628

Advisor Class:
Shares sold	570,581	6,410,362
Shares reinvested	3,667	46,026
Shares redeemed	(1,921,903)	(5,140,200)
Net increase (decrease) in shares of beneficial interest outstanding	$(1,347,655)	1,316,188

See accompanying notes to financial statements.

Anchor Risk Managed Income Strategies Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period Presented.

	Institutional Class
	For the		For the	For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	February 29, 2024		August 31, 2023	August 31, 2022	August 31, 2021	August 31, 2020	August 31, 2019
	(Unaudited)
Net asset value, beginning of year/period	$8.92		$9.71	$10.80	$10.48	$9.70	$9.73
Activity from investment operations:
Net investment income (loss) (1)(4)(9)	0.27		0.10	(0.19)	0.12	0.10	0.00 (5)
Net realized and unrealized gain (loss) on investments	0.40		(0.75)	(0.64)	0.35	0.88	—
Total from investment operations	0.67		(0.65)	(0.83)	0.47	0.98	0.00
Less distributions:
From net investment income	(0.28)		(0.14)	—	(0.14)	(0.19)	(0.01)
From net realized gains	—		—	(0.26)	(0.01)	—	—
From return of capital	—		—	—	—	(0.01)	(0.02)
Total distributions	(0.28)		(0.14)	(0.26)	(0.15)	(0.20)	(0.03)
Paid-in capital from redemption fees (1)	—		—	—	—	—	—
Net asset value, end of year/period	$9.31		$8.92	$9.71	$10.80	$10.48	$9.70
Total return (2)	7.57	% (10)	(6.70)%	(7.85)%	4.57%	10.32%	(0.04)%
Net assets, end of year/period (000s)	$11,958		$13,137	$27,697	$39,937	$43,528	$23,086
Ratio of gross expenses to average net assets including interest and dividend expense(3)(6)(8)	3.31	% (11)	3.49%	4.60%	2.56%	3.04%	4.02%
Ratio of net expenses to average net assets including interest and dividend expense (3)(7)	2.25	% (11)	3.14%	4.50%	2.50%	2.91%	3.85%
Ratio of net investment income (loss) to average net assets (3)(4)	6.02	% (11)	1.10%	(1.89)%	1.11%	1.03%	(0.01)%
Portfolio turnover rate	437	% (10)	1,097%	1,181%	727%	1,114%	1,816%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(2)	Total returns are historical in nature and assume changes in share price, and reinvestment of dividends and capital gains distributions, if any.

(3)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(4)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Amount is less than $0.005.

(6)	Ratio of gross expenses to average net assets excluding interest expense and dividend expense(3)	3.31	% (11)	2.60%	2.35%	2.31%	2.38%	2.42%

(7)	Ratio of net expenses to average net assets excluding interest expense and dividend expense(3)	2.25	% (11)	2.25%	2.25%	2.25%	2.25%	2.25%

(8)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(9)	Does not include the expenses of the underlying investment companies in which the Fund invests.

(10)	Not annualized.

(11)	Annualized.

See accompanying notes to financial statements.

Anchor Risk Managed Income Strategies Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Year/Periods Presented.

	Advisor Class
	For the		For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Period Ended
	February 29, 2024		August 31, 2023	August 31, 2022	August 31, 2021*
	(Unaudited)
Net asset value, beginning of Year/period	$8.94		$9.74	$10.81	$10.37
Activity from investment operations:
Net investment income (loss)(1)(6)(11)	0.28		0.11	(0.17)	0.07
Net realized and unrealized gain (loss) on investments	0.41		(0.74)	(0.64)	0.54
Total from investment operations	0.69		(0.63)	(0.81)	0.61
Less distributions:
From net investment income	(0.29)		(0.17)	—	(0.16)
From net realized gains	—		—	(0.26)	(0.01)
Total distributions	(0.29)		(0.17)	(0.26)	(0.17)
Net asset value, end of year/period	$9.34		$8.94	$9.74	$10.81
Total return (2)	7.80	% (3)	(6.50)%	(7.65)%	5.92	% (3)
Net assets, end of year/period (000s)	$2,817		$3,076	$10,232	$7,545
Ratio of gross expenses to average net assets including interest and dividend expense(5)(7)(9)	3.06	% (4)	3.28%	4.35%	2.44	% (4)
Ratio of net expenses to average net assets including interest and dividend expense(5)(8)	2.00	% (4)	2.96%	4.25%	2.33	% (4)
Ratio of net investment income (loss) to average net assets (5)(6)	6.26	% (4)	1.16%	(1.65)%	0.64	% (4)
Portfolio turnover rate	437	% (3)	1,097%	1,181%	727	% (10)

*	For the period September 11, 2020 (commencement of operations) through August 31, 2021.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(2)	Total returns are historical in nature and assume changes in share price, and reinvestment of dividends and capital gains distributions, if any.

(3)	Not annualized.

(4)	Annualized.

(5)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(6)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Ratio of gross expenses to average net assets excluding interest expense and dividend expense (5)	3.06	% (4)	2.32%	2.10%	2.11	% (4)

(8)	Ratio of net expenses to average net assets excluding interest expense and dividend expense (5)	2.00	% (4)	2.00%	2.00%	2.00	% (4)

(9)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(10)	The portfolio turnover rate is for the entire Fund for the year ended August 31, 2021.

(11)	Does not include the expenses of the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Anchor Risk Managed Equity Strategies Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period Presented.

	Institutional Class
	For the		For the	For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	February 29, 2024		August 31, 2023	August 31, 2022	August 31, 2021	August 31, 2020	August 31, 2019
	(Unaudited)
Net asset value, beginning of year	$13.51		$14.81	$15.23	$13.19	$12.06	$12.13
Activity from investment operations:
Net investment income (loss) (1)(5)(8)	(0.01)		0.06	(0.23)	(0.21)	(0.15)	(0.09)
Net realized and unrealized gain (loss) on investments	0.89		(0.34)	(0.19)	2.25	2.63	0.84
Total from investment operations	0.88		(0.28)	(0.42)	2.04	2.48	0.75
Less distributions:
From net investment income	(0.11)		(0.07)	—	—	—	—
From net realized gains	—		(0.75)	—	—	(1.35)	(0.82)
From return of capital	—		(0.20)	—	—	—	—
Total distributions	(0.11)		(1.02)	—	—	(1.35)	(0.82)
Paid-in capital from redemption fees (1)	—		—	—	—	—	0.00 (3)
Net asset value, end of year	$14.28		$13.51	$14.81	$15.23	$13.19	$12.06
Total return (2)	6.58	% (9)	(1.61)%	(2.76)%	15.47%	22.29%	7.08%
Net assets, end of year (000s)	$84,896		$123,380	$162,410	$176,806	$212,726	$124,361
Ratio of gross expenses to average net assets including interest and dividend expense (4)(6)	2.17	% (10)	2.10%	2.10%	2.07%	2.20%	2.19%
Ratio of net expenses to average net assets including interest and dividend expense (4)(7)	2.17	% (10)	2.10%	2.10%	2.07%	2.20%	2.19%
Ratio of net investment income (loss) to average net assets (4)(5)	(0.11	)% (10)	0.46%	(1.52)%	(1.58)%	(1.27)%	(0.80)%
Portfolio turnover rate	0	% (9)	0%	0%	0%	204%	1,068%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(2)	Total returns are historical in nature and assume changes in share price, and reinvestment of dividends and capital gains distributions, if any.

(3)	Amount is less than $0.005.

(4)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(5)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Ratio of gross expenses to average net assets excluding interest expense and dividend expense(4)	2.17	% (10)	2.10%	2.10%	2.07%	2.11%	2.10%

(7)	Ratio of net expenses to average net assets excluding interest expense and dividend expense(4)	2.17	% (10)	2.10%	2.10%	2.07%	2.11%	2.10%

(8)	Does not include the expenses of the underlying investment companies in which the Fund invests.

(9)	Not annualized.

(10)	Annualized.

See accompanying notes to financial statements.

Anchor Risk Managed Equity Strategies Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period Presented.

	Advisor Class
	For the		For the	For the	For the	For the Period
	Six Months Ended		Year Ended	Year Ended	Year Ended	Ended
	February 29, 2024		August 31, 2023	August 31, 2022	August 31, 2021	August 31, 2020*
	(Unaudited)
Net asset value, beginning of year/period	$13.59		$14.90	$15.28	$13.19	$11.07
Activity from investment operations:
Net investment income (loss) (1)(6)(10)	0.01		0.10	(0.18)	(0.21)	(0.06)
Net realized and unrealized gain (loss) on investments	0.89		(0.36)	(0.20)	2.30	2.18
Total from investment operations	0.90		(0.26)	(0.38)	2.09	2.12
Less distributions:
From net investment income	(0.12)		(0.10)	—	—	—
From net realized gains	—		(0.78)	—	—	—
From return of capital	—		(0.17)	—	—	—
Total distributions	(0.12)		(1.05)	—	—	—
Net asset value, end of year/period	$14.37		$13.59	$14.90	$15.28	$13.19
Total return (2)	6.70	% (3)	(1.42)%	(2.49)%	15.85%	19.15	% (3)
Net assets, end of year/period (000s)	$226,912		$297,163	$320,893	$143,664	$15,385
Ratio of gross expenses to average net assets including interest and dividend expense (5)(7)	1.92	% (4)	1.84%	1.84%	1.86%	1.90	% (4)
Ratio of net expenses to average net assets including interest and dividend expense (5)(8)	1.92	% (4)	1.84%	1.84%	1.86%	1.90	% (4)
Ratio of net investment income (loss) to average net assets (5)(6)	0.16	% (4)	0.75%	(1.21)%	(1.49)%	(1.34	)% (4)
Portfolio turnover rate	0	% (3)	0%	0%	0%	204	% (9)

*	For the period April 30, 2020 (commencement of operations) through August 31, 2020.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(2)	Total returns are historical in nature and assume changes in share price, and reinvestment of dividends and capital gains distributions, if any.

(3)	Not annualized.

(4)	Annualized.

(5)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(6)	Recognition of net investment loss by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Ratio of gross expenses to average net assets excluding interest expense and dividend expense (5)	1.92	% (4)	1.84%	1.84%	1.86%	1.90	% (4)

(8)	Ratio of net expenses to average net assets excluding interest expense and dividend expense (5)	1.92	% (4)	1.84%	1.84%	1.86%	1.90	% (4)

(9)	The portfolio turnover rate is for the entire Fund for the year ended August 31, 2020.

(10)	Does not include the expenses of the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Anchor Risk Managed Global Strategies Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period Presented.

	Institutional Class
	For the		For the	For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	February 29, 2024		August 31, 2023	August 31, 2022	August 31, 2021	August 31, 2020	August 31, 2019*
	(Unaudited)
Net asset value, beginning of year/period	$9.98		$10.32	$12.43	$11.26	$11.07	$10.00
Activity from investment operations:
Net investment income (loss) (1)(6)(10)	0.03		0.08	(0.17)	(0.24)	(0.02)	(0.16)
Net realized and unrealized gain (loss) on investments	0.54		(0.28)	(0.63)	1.55	0.98	1.23
Total from investment operations	0.57		(0.20)	(0.80)	1.31	0.96	1.07
Less distributions:
From net investment income	(0.05)		(0.08)	—	(0.02)	—	—
From net realized gains	—		—	(1.31)	(0.12)	(0.77)	—
From return of capital	—		(0.06)	—	—	—	—
Total distributions	(0.05)		(0.14)	(1.31)	(0.14)	(0.77)	—
Net asset value, end of year/period	$10.50		$9.98	$10.32	$12.43	$11.26	$11.07
Total return (2)	5.66	% (3)	(1.96)%	(6.57)%	11.76%	8.99%	10.70	% (3)
Net assets, end of year/period (000s)	$17,804		$24,285	$24,852	$30,938	$21,118	$9,961
Ratio of gross expenses to average net assets including interest and dividend expense (5)(7)(9)	2.75	% (4)	2.33%	2.44%	2.48%	2.92%	4.96	% (4)
Ratio of net expenses to average net assets including interest and dividend expenses (5)(8)	2.25	% (4)	2.25%	2.25%	2.27%	2.25%	3.60	% (4)
Ratio of net investment income (loss) to average net assets (5)(6)	0.59	% (4)	0.80%	(1.59)%	(2.06)%	(0.22)%	(2.45	)% (4)
Portfolio turnover rate	0	% (3)	50%	0%	118%	869%	746	% (3)

*	For the period January 15, 2019 (commencement of operations) through August 31, 2019.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(2)	Total returns are historical in nature and assume changes in share price, and reinvestment of dividends and capital gains distributions, if any.

(3)	Not annualized.

(4)	Annualized.

(5)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(6)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Ratio of gross expenses to average net assets excluding interest expense and dividend expense(5)	2.75	% (4)	2.33%	2.44%	2.46%	2.92%	3.61	% (4)

(8)	Ratio of net expenses to average net assets excluding interest expense and dividend expense(5)	2.25	% (4)	2.25%	2.25%	2.25%	2.25%	2.25	% (4)

(9)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(10)	Does not include the expenses of the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Anchor Risk Managed Global Strategies Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period Presented.

	Advisor Class
	For the		For the	For the	For the	For the Period
	Six Months Ended		Year Ended	Year Ended	Year Ended	Ended
	February 29, 2024		August 31, 2023	August 31, 2022	August 31, 2021	August 31, 2020*
	(Unaudited)
Net asset value, beginning of year/period	$10.02		$10.37	$12.45	$11.26	$11.05
Activity from investment operations:
Net investment income (loss) (1)(6)(13)	0.04		0.16	(0.14)	(0.23)	(0.00	) (9)
Net realized and unrealized gain (loss) on investments	0.53		(0.35)	(0.63)	1.56	0.21
Total from investment operations	0.57		(0.19)	(0.77)	1.33	0.21
Less distributions:
From net investment income	(0.06)		(0.13)	—	(0.02)	—
From net realized gains	—		—	(1.31)	(0.12)	—
From return of capital	—		(0.03)	—	—	—
Total distributions	(0.06)		(0.16)	(1.31)	(0.14)	—
Net asset value, end of year/period	$10.53		$10.02	$10.37	$12.45	$11.26
Total return (2)	5.67	% (3)	(1.80)%	(6.30)%	11.94%	1.90	% (3)
Net assets, end of year/period (000s)	$6,313		$19,499	$6,540	$6,777	$11	(7)
Ratio of gross expenses to average net assets including interest and dividend expense(5)(8)(11)	2.43	% (4)	1.99%	2.19%	2.15%	2.67	% (4)
Ratio of net expenses to average net assets including interest and dividend expense(5)(12)	2.00	% (4)	2.00%	2.00%	2.00%	2.00	% (4)
Ratio of net investment income (loss) to average net assets (5)(6)	0.81	% (4)	1.54%	(1.33)%	(1.95)%	(0.00	)% (4)
Portfolio turnover rate	0	% (3)	50%	0%	118%	869	% (10)

*	For the period July 15, 2020 (commencement of operations) through August 31, 2020.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(2)	Total returns are historical in nature and assume changes in share price, and reinvestment of dividends and capital gains distributions, if any.

(3)	Not annualized.

(4)	Annualized.

(5)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(6)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Amount is actual; not presented in thousands.

(8)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(9)	Amount is less than $0.005.

(10)	The portfolio turnover rate is for the entire Fund for the year ended August 31, 2020.

(11)	Ratio of gross expenses to average net assets excluding interest expense and dividend expense(5)	2.43	% (4)	1.99%	2.19%	2.15%	2.67	% (4)

(12)	Ratio of net expenses to average net assets excluding interest expense and dividend expense(5)	2.00	% (4)	2.00%	2.00%	2.00%	2.00	% (4)

(13)	Does not include the expenses of the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Anchor Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)
February 29, 2024

1. ORGANIZATION

The Anchor Risk Managed Income Strategies Fund (formerly Anchor Risk Managed Credit Strategies Fund (“Income Fund”), Anchor Risk Managed Equity Strategies Fund (“Equity Fund”) and Anchor Risk Managed Global Strategies Fund (“Global Fund”) (each a “Fund” and collectively, the “Funds”) are diversified series of shares of beneficial interest of Northern Lights Fund Trust IV (the “Trust”), a trust organized under the laws of the State of Delaware on June 2, 2015, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Income Fund seeks to provide long-term growth of capital while providing current income. The Equity Fund seeks to provide total return from income and capital appreciation with a secondary objective of limiting risk during unfavorable market conditions. The Global Fund seeks to achieve above average total returns over a full market cycle with lower correlation and reduced risk when compared to traditional world indices. The Income Fund commenced operations on September 29, 2015. The Equity Fund commenced operations on September 6, 2016. The Global Fund commenced operations on January 15, 2019. The Funds are “fund of funds”, in that the Funds will generally invest in other investment companies.

Each Fund offers two share classes designated as Institutional Class and Advisor Class. The Investor Class of the Income Fund converted to the Institutional Class of the Income Fund on August 1, 2017. The Investor Class of the Equity Fund and Global Fund were renamed Advisor Class on April 29, 2020. The Advisor Class of the Equity Fund commenced operations on April 30, 2020. The Advisor Class of the Global Fund commenced operations on July 15, 2020. The Advisor Class of the Income Fund commenced operations on September 11, 2020. Each class represents an interest in the same assets of each Fund and classes are identical except for differences in their ongoing service and distribution charges. Fund level income and expenses and realized and unrealized capital gains and losses are allocated to each class of shares based on their relative net assets within the respective Fund. Class specific expenses are allocated to that share class.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by each Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies,” including FASB Accounting Standards Update (“ASU”) 2013-08.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Exchange traded futures are valued at the final settle price or, in the absence of a sale price, at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations having 60 days

Anchor Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
February 29, 2024

or less remaining until maturity, at time of purchase, may be valued at amortized cost.

Valuation of Underlying Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). Investment companies are valued at their respective net asset values as reported by such investment companies. Open-end investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value using methods established by the board of directors of the open-end funds. The shares of many closed-end investment companies and exchange traded funds (“ETFs”), after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or ETF purchased by the Funds will not change.

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities are valued using the “fair value” procedures approved by Trust’s Board of Trustees (the “Board”). The Board has designated the adviser as its valuation designee (the “Valuation Designee”) to execute these procedures. The Board may also enlist third party consultants such a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, approval of which shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Fair Valuation Process – Applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that affects the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid investments, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v)

Anchor Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
February 29, 2024

information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of February 29, 2024, for the Funds’ assets and liabilities measured at fair value:

Income Fund

Assets	Level 1	Level 2	Level 3	Total
Closed-End Funds	$662,220	$—	$—	$662,220
Exchange-Traded Funds*	11,562,830	$—	$—	$11,562,830
Money Market Fund	1,160,968	—	—	1,160,968
Total Investments	$13,386,018	$—	$—	$13,386,018
Other Financial Instruments
Futures Contracts **	$147,915	$—	$—	$147,915
Total	$13,533,933	$—	$—	$13,533,933

Anchor Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
February 29, 2024

Equity Fund

Assets	Level 1	Level 2	Level 3	Total
Investments
Exchange-Traded Funds*	$273,842,225	$—	$—	$273,842,225
Money Market Fund	5,422,140	—	—	5,422,140
Total Investments	$279,264,365	$—	$—	$279,264,365
Total	$279,264,365	$—	$—	$279,264,365
Liabilities	Level 1	Level 2	Level 3	Total
Other Financial Instruments
Futures Contracts**	$15,045	$—	$—	$15,045
Total	$15,045	$—	$—	$15,045

Global Fund

Assets	Level 1	Level 2	Level 3	Total
Investments
Exchange-Traded Fund*	$15,450,000	$—	$—	$15,450,000
Total Investments	$15,450,000	$—	$—	$15,450,000
Other Financial Instruments
Futures Contracts**	$351,176	$—	$—	$351,176
Total	$15,801,176	$—	$—	$15,801,176

The Funds did not hold any Level 2 or 3 securities at February 29, 2024.

*	Please refer to the Schedule of Investments for breakout by type.

**	Represents cumulative appreciation (depreciation) on futures contracts at February 29, 2024.

Exchange Traded Funds – The Funds may invest in ETFs. ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a portfolio of securities. The Funds may purchase an ETF to gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning its underlying securities, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Short Sales – A “short sale” is a transaction in which a Fund sells a security it does not own but has borrowed in anticipation that the market price of that security will decline. A Fund is obligated to replace the security borrowed by purchasing it on the open market at a later date. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss, potentially unlimited in size. Conversely, if the price declines, the Fund will realize a gain, limited to the price at which the Fund sold the security short.

Futures – The Funds are subject to equity price risk in the normal course of pursuing their investment objectives. To manage equity price risk, the Funds may enter into futures contracts. Upon entering a futures contract with a broker, a Fund deposits a “cash deposit” with the broker as recorded in the accompanying Statements of Assets and Liabilities. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a Fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate

Anchor Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
February 29, 2024

with changes in the value of the underlying securities. With futures contracts, there is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Futures contracts outstanding at year end are listed after each Fund’s Schedule of Investments.

The notional value represents amounts related to each Fund’s futures contracts upon which the fair value of the futures contracts held by the Fund is based. Notional values do not represent the current fair value of the Funds’ futures contracts. Further, the underlying price changes in relation to variables specified by the notional values, affects the fair value of these derivative financial instruments. Theoretically, each Fund’s exposure is equal to the notional value of contracts held. Each Fund’s obligations will generally equal only the amount to be paid or received through a futures contract.

The notional value of the derivative instruments outstanding as of February 29, 2024, as disclosed in each Fund’s Schedule of Investments, and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Statements of Operations serve as indicators of the volume of derivative activity.

For the six months ended February 29, 2024, the amount of unrealized appreciation (depreciation) and realized gain (loss) on futures contracts subject to equity price risk amounted to the following:

	Assets &
	Liabilities	Statements of
	Unrealized	Operations
	Appreciation	Net Change in	Statements of
	(Depreciation)	Unrealized Appreciation	Operations Realized Gain
	for Futures	(Depreciation) on	(Loss) from Futures
Fund	Contracts *	Futures Contracts #	Contracts #
Income Fund	$11,375	$147,915	$104,152
Equity Fund	(1,096,985)	(369,585)	(16,210,966)
Global Fund	17,305	145,017	(76,224)

#	Such figures can be found on the Statements of Operations.

*	Variation margin on futures contracts. Only current day’s variation margin is reported within the Statements of Assets and Liabilities as variation margin on futures contracts.

Security Transactions and Related Income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income and expenses are recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared monthly by the Income Fund and quarterly by the Equity Fund and Global Fund. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards, etc.) or permanent in nature. To the extent these differences are permanent in nature, such

Anchor Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
February 29, 2024

amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Funds.

Federal Income Tax – It is each Fund’s policy to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of their taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended August 31, 2021 to August 31, 2023 or expected to be taken in the Funds’ August 31, 2024 year-end tax returns. The Funds identify their major tax jurisdictions as U.S. federal, state of Ohio, and foreign jurisdictions where the Funds make significant investments; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the year, the Funds did not incur any interest or penalties.

Expenses – Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund. Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the Funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3. CASH – CONCENTRATION IN UNINSURED ACCOUNT

For cash management purposes, the Funds may concentrate cash with the Funds’ custodian and broker. As of February 29, 2024, the Income Fund and Global Fund held $949,886 and $2,154,672, respectively, in cash at U.S. Bank, N.A. for Jefferies. The Income Fund, Equity Fund and Global Fund held $555,311, $33,369,371 and $6,522,827, respectively, at Interactive Brokers. The Income Fund and Global Fund held $10 and $515, respectively, at Jefferies.

4. INVESTMENT TRANSACTIONS

For the six months ended February 29, 2024, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to $49,605,335 and $49,154,957, respectively, for the Income Fund.

Anchor Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
February 29, 2024

5. INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Anchor Capital Management Group, Inc. serves as the Funds’ investment adviser (the “Adviser”).

Pursuant to an investment advisory agreement with the Trust, on behalf of each Fund, the Adviser, under the oversight of the Board, oversees the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, each Fund pays the Adviser a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.60% of each Fund’s average daily net assets. For the six months ended February 29, 2024, the Funds incurred advisory fees of $122,244 for the Income Fund; $2,841,714 for the Equity Fund and $256,688 for the Global Fund.

The Adviser has contractually agreed to reduce its fees and/or absorb expenses of each Fund until at least December 31, 2024 to ensure that total annual fund operating expenses after fee waiver and/or reimbursement excluding (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, and contractual indemnification of Fund service providers (other than the adviser)), will not exceed 2.25% of the average daily net assets of each Fund’s Institutional Class shares and 2.00% of the average daily net assets of each Fund’s Advisor Class shares. Fees waived or reimbursed by the Adviser may be recouped by the Adviser from the Fund, to the extent that overall expenses fall below the expense limitation within three years following when such amounts were waived and/or reimbursed if such recoupment can be achieved within the lesser of the foregoing expense limits or the expenses limits in place at the time of the recoupment. During the six months ended February 29, 2024, the Adviser waived fees of $80,910 for Income Fund and $75,857 for the Global Fund, which are subject to recapture by the Adviser. As of February 29, 2024, the Adviser has waived fees that can be recouped up to three years from the date incurred as summarized below:

	Expires August 31,	Expires August 31,	Expires August 31,
	2024	2025	2026
Income Fund	$27,523	$39,148	$98,280
Global Fund	63,822	71,728	20,234

Distributor – The distributor of the Funds is Northern Lights Distributors, LLC (the “Distributor”). The Board has adopted, on behalf of the Funds, the Trust’s Master Distribution and Shareholder Servicing Plan (the “Plan”), as amended, pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, Institutional Class Shares may pay up to 0.25% of their average daily net assets to pay for certain distribution activities and shareholder services. No distribution fees are paid on the Advisor Class Shares. For the six months ended February 29, 2024, $ 15,300, $117,702 and $22,920 was incurred under the Plan for the Income Fund, the Equity Fund and the Global Fund, respectively.

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. For the six months ended February 29, 2024, the Distributor did not receive any underwriting commissions for sales of the Funds’ shares.

Anchor Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
February 29, 2024

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Ultimus Fund Solutions, LLC (“UFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, each Fund pays UFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Blu Giant, LLC (“Blu Giant”), an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

6. AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by the Funds for federal income tax purposes and the respective gross unrealized appreciation and depreciation at February 29, 2024 were as follows:

				Net Unrealized
		Gross Unrealized	Gross Unrealized	Appreciation
Fund	Tax Cost	Appreciation	(Depreciation)	(Depreciation)
Income Fund	$14,507,069	$1,141,796	$(20,745)	$(1,121,051)
Equity Fund	155,304,527	123,959,838	—	123,959,838
Global Fund	13,830,400	1,619,600	—	1,619,600

7. DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the fiscal years ended August 31, 2023 and August 31, 2022 was as follows:

For the year ended August 31, 2023:

	Ordinary Income	Long-Term Capital Gains	Return of Capital	Total
Income Fund	$293,567	$—	$—	$293,567
Equity Fund	12,204,312	21,828,340	6,614,166	40,646,818
Global Fund	544,343	—	263,322	807,665

For the year ended August 31, 2022:

	Ordinary	Long-Term	Return of
	Income	Capital Gains	Capital	Total
Income Fund	$244,814	$955,337	$—	$1,200,151
Global Fund	636,277	3,748,934	—	4,385,211

Anchor Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
February 29, 2024

As of August 31, 2023, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

	Undistributed Ordinary Tax-Exempt Income	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Post October Loss and Late Year Loss	Capital Loss Carry Forwards	Other Book/Tax Differences	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings/(Deficits)
Income Fund	$—	$161,901	$—	$(1,566,843)	$(2,227,047)	$(1,173)	$(1,373,466)	$(5,006,628)
Equity Fund	—	—	—	(69,445,712)	—	—	88,508,646	19,062,934
Global Fund	—	—	—	(2,436,350)	(1,068,285)	—	475,600	(3,029,035)

The difference between book basis and tax basis accumulated net investment income (loss), accumulated net realized gain(loss), and unrealized appreciation/(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales and the mark-to-market on open futures contracts. In addition, the amount listed under other book/tax differences are primarily attributable to the tax deferral of losses on the unamortized portion of organization expenses for tax purposes.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such capital losses as follows:

Post October
Losses
Income Fund	$1,566,843
Equity Fund	69,445,712
Global Fund	2,436,350

On August 31, 2023, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

	Short-Term	Long-Term	Total	Capital Loss Carry Forward Utilized
Income Fund	$1,121,747	$1,105,300	2,227,047	—
Global Fund	371,018	697,267	1,068,285	—

8. LINE OF CREDIT

The Income Fund may borrow to meet repurchase requests. The Income Fund is required to maintain asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of at least 300% of the amount borrowed. The Income Fund had entered into a uncommitted line of credit (“LOC”) agreement with U.S. Bank, N.A. of $4,000,000 ($5,000,000 prior to August 1, 2023) which permits the Income Fund to borrow at a rate, per annum, equal to the prime rate. During the six months ended February 29, 2024, the Income Fund did not borrow from the LOC. The LOC expires on July 29, 2024.

9. UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The Funds listed below currently invest a portion of their assets in the corresponding investment companies. Each Fund may redeem its investment from the investment companies at any time if the Adviser determines that it is in the best interest of the Fund and its shareholders to do so.

Anchor Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
February 29, 2024

The performance of the Funds will be directly affected by the performance of these investment companies. The financial statements of these investment companies, including their portfolios of investments, can be found at the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Funds’ financial statements.

		Percentage of Net
Fund	Investment	Assets
Equity Fund	Invesco QQQ Trust Series 1	55.2%
Global Fund	iShares MSCI EAFE ETF	64.1%

Each underlying fund, including each ETF, is subject to specific risks, depending on the nature of the underlying fund. These risks could include liquidity risk, sector risk, foreign and related currency risk. Investors in the Funds will indirectly bear fees and expenses charged by the underlying investment companies in which the Funds invests in addition to the Funds’ direct fees and expenses.

10. CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of February 29, 2024, Charles Schwab & Co., Inc., an account holding shares for the benefit of others in nominee name, held approximately 39%, 61%, and 85% of the voting securities for the Income Fund, Equity Fund and Global Fund respectively. The Funds have no knowledge as to whether any beneficial owner included in these nominee accounts holds more than 25% of the voting shares of any Fund.

11. REGULATORY UPDATES

On January 24, 2023, the SEC adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will not appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Funds.

12. SUBSEQUENT EVENTS

Subsequent events occurring after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Anchor Funds
EXPENSE EXAMPLES (Unaudited)
February 29, 2024

As a shareholder of the Funds you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as disclosed in the table below.

Actual Expenses

The “Actual” lines in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” lines in the table below provide information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as contingent deferred sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Annualized	Expenses Paid
	Value	Value	Expense	During Period
	9/1/23	2/29/24	Ratio	9/1/23 – 2/29/24*
Actual
Anchor Risk Managed Income Strategies Fund - Advisor Class	$1,000.00	$1,078.00	2.00%	$10.33
Anchor Risk Managed Income Strategies Fund - Institutional Class	$1,000.00	$1,075.70	2.25%	$11.61
Anchor Risk Managed Equity Strategies Fund - Advisor Class	$1,000.00	$1,067.00	1.92%	$9.87
Anchor Risk Managed Equity Strategies Fund - Institutional Class	$1,000.00	$1,065.80	2.17%	$11.15
Anchor Risk Managed Global Strategies Fund - Advisor Class	$1,000.00	$1,056.70	2.00%	$10.23
Anchor Risk Managed Global Strategies Fund - Institutional Class	$1,000.00	$1,056.60	2.25%	$11.51

Anchor Funds
EXPENSE EXAMPLES (Unaudited) (Continued)
February 29, 2024

	Beginning	Ending
	Account	Account	Annualized	Expenses Paid
	Value	Value	Expense	During Period
	9/1/23	2/29/24	Ratio	9/1/23 – 2/29/24*
Hypothetical
(5% return before expenses)
Anchor Risk Managed Income Strategies Fund - Advisor Class	$1,000.00	$1,014.92	2.00%	$10.02
Anchor Risk Managed Income Strategies Fund - Institutional Class	$1,000.00	$1,013.67	2.25%	$11.26
Anchor Risk Managed Equity Strategies Fund - Advisor Class	$1,000.00	$1,015.32	1.92%	$9.62
Anchor Risk Managed Equity Strategies Fund - Institutional Class	$1,000.00	$1,014.07	2.17%	$10.87
Anchor Risk Managed Global Strategies Fund - Advisor Class	$1,000.00	$1,014.92	2.00%	$10.02
Anchor Risk Managed Global Strategies Fund - Institutional Class	$1,000.00	$1,013.67	2.25%	$11.26

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (182) divided by the number of days in the fiscal year (366).

PRIVACY NOTICE

Northern Lights Fund Trust IV

Rev. April 2021

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST IV DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust IV chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust IV share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-631-490-4300

PRIVACY NOTICE

Northern Lights Fund Trust IV

What we do:
How does Northern Lights Fund Trust IV protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust IV collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust IV has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust IV does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Fund Trust IV does not jointly market.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the twelve month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies will be available without charge, upon request, by calling 1-844-594-1226 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. The information on Form N-PORT is available without charge, upon request, by calling 1-844-594-1226.

ADVISER
Anchor Capital Management Group, Inc.
15 Enterprise, Suite 450
Aliso Viejo, CA 92656

ADMINISTRATOR
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

ANCHOR-SAR24

(b)       Not applicable

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust IV

By (Signature and Title)

/s/ Wendy Wang

Wendy Wang, Principal Executive Officer/President

Date 4/29/24

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Wendy Wang

Wendy Wang, Principal Executive Officer/President

Date 4/29/24

By (Signature and Title)

/s/ Sam Singh

Sam Singh, Principal Financial Officer/Treasurer

Date 4/29/24